Contingent liabilities and commitments	6 Months Ended
Jun. 30, 2022
Disclosure of contingent liabilities [abstract]
Contingent liabilities and commitments	Contingent liabilities and commitments

	As at 30.06.22	As at 31.12.21
Contingent liabilities and financial guarantees	£m	£m
Guarantees and letters of credit pledged as collateral security	16,463	15,549
Performance guarantees, acceptances and endorsements	5,877	5,797
Total	22,340	21,346

Commitments
Documentary credits and other short-term trade related transactions	1,888	1,584
Standby facilities, credit lines and other commitments	396,038	344,127
Total	397,926	345,711
Further details on contingent liabilities, where it is not practicable to disclose an estimate of the potential financial effect on Barclays relating to legal and competition and regulatory matters can be found in Note 21.